Stock Compensation Plans Share-based Compensation Awards (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended			3 Months Ended												12 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2013	Mar. 31, 2011 Stock Awards	Dec. 31, 2013 Stock Awards	Dec. 31, 2012 Stock Awards	Dec. 31, 2011 Stock Awards	Mar. 31, 2011 Restricted performance stock rights	Dec. 31, 2013 Restricted performance stock rights Minimum	Dec. 31, 2013 Restricted performance stock rights Maximum	Dec. 31, 2013 Stock Rights	Sep. 30, 2013 Stock Rights	Jun. 30, 2013 Stock Rights	Mar. 31, 2013 Stock Rights	Dec. 31, 2012 Stock Rights	Sep. 30, 2012 Stock Rights	Jun. 30, 2012 Stock Rights	Mar. 31, 2012 Stock Rights	Dec. 31, 2011 Stock Rights	Sep. 30, 2011 Stock Rights	Jun. 30, 2011 Stock Rights	Mar. 31, 2011 Stock Rights	Dec. 31, 2013 HII Plan Stock Options	Dec. 31, 2013 2012 Long Term Incentive Stock Plan	Dec. 31, 2013 2012 Long Term Incentive Stock Plan Restricted performance stock rights	Dec. 31, 2012 2012 Long Term Incentive Stock Plan Restricted performance stock rights	Dec. 31, 2013 2011 Long Term Incentive Stock Plan Restricted performance stock rights	Mar. 31, 2012 2011 Long Term Incentive Stock Plan Restricted stock rights	Mar. 31, 2011 2011 Long Term Incentive Stock Plan Restricted stock rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years																				3 years					3 years
Common stock authorized for issuance under the 2012 Plan																						3,400,000
Shares Available for Grant																						2,800,000
Restricted Performance Stock Rights
Stock awards, granted						1,200,000																	400,000	600,000	500,000		700,000
Share price of rights granted		$ 31.89	$ 40.92	$ 39.92	$ 39.69																		$ 44.67	$ 34.71	$ 41.45		$ 41.5
Restricted performance stock rights ultimate vesting percentage							0.00%	200.00%
Stock awards, granted			456,000	581,000	1,213,000				10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Stock rights granted, in conenction with spinoff																				36,000
Stock Awards (in thousands)
Balance			1,901,000	2,090,000
Stock awards, granted			456,000	581,000	1,213,000				10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Adjustment due to performance			315,000	164,000	483,000
Vested			(931,000)	(881,000)	(827,000)
Forfeited			(68,000)	(53,000)	(16,000)
Balance		1,237,000	1,673,000	1,901,000	2,090,000
Weighted-Average Grant Date Fair Value
Balance			$ 39.92	$ 39.69																			$ 34.71
Granted			$ 46.51	$ 36.04	$ 41.38
Adjustment due to performance			$ 41.41	$ 37.25	$ 35.91
Vested			$ 41.41	$ 37.27	$ 27.23
Forfeited			$ 40.23	$ 40.01	$ 39.67
Balance		$ 31.89	$ 40.92	$ 39.92	$ 39.69																		$ 44.67	$ 34.71	$ 41.45		$ 41.5
Weighted Average Remaining Contractual Term
Balance		1 year 3 months	1 year	1 year 5 months	1 year 9 months
Balance		1 year 3 months	1 year	1 year 5 months	1 year 9 months